Notes to the Consolidated Statements of Financial Position - Summary Of Non-Current Financial Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Non Current Financial Liabilities [Line Items]
Liabilities to financial institutions	€ 80.4	€ 34.6
Lease liabilities	49.9	27.6	€ 30.3	€ 3.9
Earn-out obligations		0.6
Forward exchange transactions		0.0
Other	10.1	2.2
Convertible loan		73.9
Total	€ 140.4	€ 138.9